Common Stock	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Common Stock

12. Common Stock

In August 2013, the Company amended and restated its certificate of incorporation to increase the number of shares of common stock authorized for issuance to 250,000,000 shares with $0.00001 par value. As of December 31, 2013, the Company had reserved shares of common stock for future issuances as follows (in thousands):

SHARES
Stock options available for future grant	1,194
Stock options outstanding	2,608
Warrants to purchase common stock	151

3,953